Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	$ 8,579	$ 9,235
Accumulated depreciation	(1,458)	(888)
Property, plant and equipment, net	7,121	8,347
Power generation
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	7,537	8,178
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	944	956
Office and other equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	$ 98	$ 101